Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
Schedule of useful lives for property, plant and equipment

Years
Roads, buildings and leasehold improvements (*)	3 – 30
Facilities, machinery and equipment	5 – 30
Wind turbines	35
Computers	3
Office furniture and equipment	3 – 16
Others	5 – 15

* The shorter of the lease term and useful life

Schedule of amortizable useful lives for intangible assets
•	Power purchase agreement	10 years
•	Others	1-33 years

Schedule of depreciation of right-of-use asset
Years
Land	19 – 49
Pressure regulation and management system facility	24
Offices	3 – 9